Ivy Pacific Opportunities Fund
Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Ivy Pacific Opportunities Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A	5.70%	11.04%	11.55%
Class A Return After Taxes on Distributions	5.70%	9.44%	10.71%
Class A Return After Taxes on Distributions and Sale of Fund Shares	3.70%	8.97%	10.01%
Class B	6.96%	11.02%	10.91%
Class C	11.26%	11.53%	11.24%
Class I	12.70%			8.35%	Apr. 02, 2007
Class Y	12.43%	12.69%		18.32%	Jul. 24, 2003
MSCI AC Asia Ex Japan Index (gross of dividend withholding tax) (reflects no deduction for fees, expenses or taxes)	19.93%	13.19%	13.31%
MSCI AC Asia Ex Japan Index (net of dividend withholding tax) (reflects no deduction for fees, expenses or other taxes) (Effective August 2011, the MSCI AC Asia Ex Japan Index performance returns will be presented on a net of dividend withholding tax basis. Both variations of the index returns are presented in this year's prospectus for comparison purposes.)	19.62%	12.86%	13.00%
Lipper Pacific Ex Japan Funds Universe Average (net of fees and expenses)	20.57%	12.50%	13.24%